Fair Value (Details 3) (Residential Loans [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Residential Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Instrument-specific credit risk based on changes in credit spreads for non-agency loans and adjustments in individual loan quality	$ (3)	$ (1)	$ (2)
Other changes in estimated fair value	511	487	600
Total gains (losses) recognized in other revenues	$ 508	$ 486	$ 598